Financial Instruments and Derivatives - Liquidity Risk (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Letter of credit amount outstanding	CAD 7.5		CAD 0.5
Cash	62.4		CAD 13.4	CAD 24.7
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	613.3
Dividends payable	16.8
Derivative liabilities	58.1
Senior guaranteed notes	2,058.0
Bank credit facilities	2,415.0
Undrawn borrowing facilities	1,470.0
Letter of credit amount outstanding	7.5
Cash	62.4
Liquidity risk | 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	613.3
Dividends payable	16.8
Derivative liabilities	55.6
Senior guaranteed notes | $		$ 126.0
Bank credit facilities | $		98.3
Liquidity risk | 2 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0
Dividends payable	0.0
Derivative liabilities	2.5
Senior guaranteed notes | $		371.1
Bank credit facilities	2,316.7
Liquidity risk | 4 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0
Dividends payable	0.0
Derivative liabilities	0.0
Senior guaranteed notes | $		512.0
Bank credit facilities	0.0
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0
Dividends payable	0.0
Derivative liabilities	0.0
Senior guaranteed notes | $		$ 1,048.9
Bank credit facilities	CAD 0.0